COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2024
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS' EQUITY
15.	COMMON STOCK, PREFERRED STOCK AND STOCKHOLDERS’ EQUITY

The Company is authorized to issue 57,500,000 shares consisting of the following:

●	2,000,000 shares of Series A Preferred Stock, par value $0.0001 per share, 1,536,400 shares issued and outstanding as of September 30, 2024; and
●	500,000 shares of Series B Preferred Stock, par value $0.0001 per share, 150,000 shares issued and outstanding as of September 30, 2024; and
●	55,000,000 shares of Common Stock, par value $0.0001 per share, 16,602,460 shares issued and outstanding as of September 30, 2024.